Financial risk management, objective and policies	12 Months Ended
Mar. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial risk management, objective and policies

39. Financial risk management, objective and policies

The Group’s activities are exposed to variety of financial risk: credit risk, liquidity risk and foreign currency risk. The Group’s senior management oversees the management of these risks. The Group’s senior management ensures that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. The Group reviews and agrees on policies for managing each of these risks which are summarized below:

a) Credit risk

Credit risk is the risk that a counter party will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables), including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

The carrying amount of the financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	March 31,
	2023	2024
Trade and other receivables	3,061,209	4,637,243
Other financial assets	706,236	2,916,793
Cash and cash equivalents (except cash in hand)	503,476	1,741,878
Total	4,270,921	9,295,914

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit quality of a customer is assessed based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment.

The age of Trade and other receivables at the reporting date was:

	March 31,		March 31,
	2023	Impairment	2024	Impairment
0 - 30 days	1,565,505	-	2,546,036	5,092
31 - 90 days	1,047,928	-	922,095	1,844
91 - 180 days	247,967	16,771	526,338	1,053
More than 180 days	653,429	435,275	1,057,918	407,155
Total	3,514,829	452,046	5,052,387	415,144

The movement in the allowance for doubtful debts in respect of trade and other receivables during the year was as follows:

	As at March 31
	2023	2024
Balance at the beginning of the year	294,325	452,046
Provisions accrued during the year	158,092	(30,964)
Amount written off during the year	-	(5,938)
Provision moved to allowance for doubtful other financial assets (refer note 27)	(429)	-
Effect of movement in Exchange rate	58	-
Balance at the end of the year	452,046	415,144

Allowances for doubtful debts mainly represent amounts due from airlines, hotels and customers. Based on historical experience, the Group believes that no impairment allowance is necessary, except for as disclosed in Note 26, in respect of trade receivables.

b) Liquidity risk

Due to the dynamic nature of the underlying businesses, the consolidated entity aims to maintain flexibility in funding by keeping committed credit lines available.

The Group manages liquidity by maintaining adequate cash reserves, banking facilities and reserve borrowing facilities, by continuously monitoring forecast and actual cash flows and matching the maturity profiles of financial assets and financial liabilities.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

The following tables set forth Company’s financial liabilities based on expected and undiscounted amounts as at March 31, 2023 and 2024.

As at March 31, 2023

	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	23,875	29,287	6,894	22,393	-
Lease liabilities	251,228	349,377	79,832	240,906	28,639
Trade and other payables	2,176,353	2,176,353	2,176,353	-	-
Factoring	1,089,699	1,089,699	1,089,699	-	-
Non Convertible Debenture	417,178	417,178	417,178	-	-
Unsecured loan	821,900	912,309	912,309	-	-
Other financial liabilities	417,014	417,014	417,014	-	-
Total	5,197,247	5,391,217	5,099,279	263,299	28,639

As at March 31, 2024

	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	33,393	40,172	12,385	27,787	-
Lease liabilities	215,742	284,724	77,715	207,009	-
Trade and other payables	2,608,087	2,608,087	2,608,087	-	-
Factoring	405,901	405,901	405,901	-	-
Non Convertible Debenture	198,897	225,302	128,881	96,421
Other financial liabilities	418,969	418,969	418,969	-	-
Total	3,880,989	3,983,155	3,651,938	331,217	-

*	Represents Undiscounted cash flows of interest and principal

Based on the past performance and current expectations, the Group believes that the cash and cash equivalent and cash generated from operations will satisfy the working capital needs, funding of operational losses, capital expenditure, commitments and other liquidity requirements associated with its existing operations through at least the next 12 months. In addition, there are no transactions, arrangements and other relationships with any other person that are reasonably likely to materially affect or the availability of the requirement of capital resources.

c) Foreign currency risk

Foreign currency Risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of the changes in foreign exchange rates. The Group operates through subsidiaries in India, Singapore and United States. The functional currency of these subsidiaries is the local currency in the respective countries and accordingly there are no related significant foreign currency exposures.

The Company currently does not have any hedging agreements or similar arrangements with any counter-party to cover its exposure to any fluctuations in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating transactions which are denominated in currency other than subsidiary’s functional currency (foreign currency denominated receivables and payables).

Foreign currency sensitivity

The following tables demonstrate the sensitivity to a reasonably possible change in exchange rates. Any change in the exchange rate of USD, Euro, GBP and SGD against currencies other than INR is not expected to have significant impact on the Group’s profit or loss. Accordingly, a 5% appreciation/depreciation of the USD, Euro, GBP and SGD currency as indicated below, against the INR would have decreased/increased the loss/gain by the amount shown below; this analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of reporting period. The analysis assumes that all other variables remain constant.

	March 31,
	2023	2024
5% strengthening/weakening of USD against INR	3,957	7,053

5% strengthening/weakening of Euro against INR	1,670	1,370

5% strengthening/weakening of GBP against INR	997	1,599

5% strengthening/weakening of SGD against INR	(194)	(225)

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)